Financial Instruments - Additional Information (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 USD ($)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 194,471			$ 510,607		$ 148,070
Current liabilities	$ 19,645			8,256
Cash and cash equivalents held in USD		$ 2,010	$ 345
Foreign exchange rate	10	10	10
Foreign exchange gain (loss)	$ 3,433	$ 201		$ 73	$ 35
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	352,102
Current liabilities	$ 19,645